Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of balances reported in the consolidated balance sheets related to the Group's leases

The following table presents balances reported in the consolidated balance sheets related to the Group's leases:

	For the years ended December 31,
	2020	2021
	US$	US$
Operating lease right-of-use assets	7,280,763	6,613,520
Operating lease liabilities	7,207,293	5,702,954

Schedule of operating lease expenses and short-term lease expenses

The following table presents operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income (loss) related to the Group's leases:

17.	Lease (Continued)

Operating leases (Continued)

	For the years ended December 31,
	2020	2021
	US$	US$
Operating lease expenses	2,985,665	3,881,251
Short-term lease expenses	508,791	257,150

Summary of supplemental information related to operating leases

A summary of supplemental information related to operating leases as of December 31, 2021 is as follows:

	For the years ended December 31,
	2020	2021
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	3,422,191	5,058,078
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	4,281,660	4,058,759
Weighted average remaining lease term:
Operating leases	3 years	4 years
Weighted average discount rate:
Operating leases	5.3%	5.5%

Summary of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

2021
US$
Years ending December 31:
2022	2,695,299
2023	1,036,814
2024	838,969
2025	452,218
2026	465,785
2027 and after	805,931
Total undiscounted operating lease payments	6,295,016
Less: imputed interest	(592,062)
Present value of operating lease liabilities	5,702,954